BORROWINGS (Long-Term Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2018
Debt Instrument [Line Items]
Long-term bank borrowings	$ 137,383,010
Bank of China [Member]
Debt Instrument [Line Items]
Amount repaid	13,700,000	$ 18,400,000	$ 13,100,000
Long-term bank borrowings	50,900,000
Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility	$ 96,100,000
Interest rate spread over rate issued by People's Bank of China	20.00%
Fixed interest rate		5.90%	5.90%	5.90%
Long-term bank borrowings	$ 69,100,000
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 54,900,000	$ 96,100,000
Proceeds from Lines of Credit		$ 21,900,000
Repayments of Long-term Debt	7,700,000
Chongqing Rural Commercial Bank [Member] | Facility One [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility	$ 76,800,000
Shihezi Rural Cooperative Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility					$ 29,000,000
Fixed interest rate					6.20%
Weighted average interest rate	6.20%
Long-term bank borrowings	$ 17,400,000
Proceeds from Lines of Credit	17,400,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 11,600,000
Line of Credit [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.90%	5.90%	5.70%
Long-term bank borrowings	$ 137,383,010	$ 141,413,200
Line of Credit [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	119,937,410	141,413,200
Line of Credit [Member] | Shihezi Rural Cooperative Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 17,445,600	$ 0